UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Jeffrey Mortimer
Laudus Institutional Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2009

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2009

COMMAND PERFORMANCETM

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Institutional Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Mondrian Institutional Emerging Markets Fund (Ticker Symbol: LIEMX)	57.17%

Benchmark: MSCI Emerging Markets Index (Net)	62.90%

Performance Details	pages 4-6

Laudus Mondrian Institutional International Equity Fund (Ticker Symbol: LIIEX)	41.37%

Benchmark: MSCI EAFE® Index (Net)	49.85%

Performance Details	pages 7-9

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Please see prospectus for further detail and investor eligibility requirements.

2 Laudus Mondrian Institutional Funds

The Investment Environment

The past six months produced strongly positive returns in global capital markets, as nearly all major equity indexes gained more than 40%. Generally, international equity markets fared better than those in the U.S., while fixed income underperformed both. Commodity indexes gained value, but also underperformed the equity indexes. Globally, the gains were highly synchronized, exhibiting a pattern typical during the initial periods of global economic recovery.

In the U.S., large-cap stocks gained about 35% for the period, but with a wide spread between growth- and value-style equities, as value outperformed growth by about 5%. U.S. small-caps outperformed U.S. large-caps, gaining just under 44%. U.S. small-cap value stocks also outperformed growth. Internationally, the results were similar but stronger. International large-cap stocks returned over 50%, underperforming international small-cap stocks, which were up more than 60%. Emerging markets also gained more than 60%. As occurred in the U.S., international value stocks outperformed their growth counterparts, but the difference was greater, with value leading by more than 10%.

What caused these strong returns, especially during a relatively short period of time of six months? In essence, the credit crisis that began in the summer of 2007 decimated equity and commodity indexes throughout 2008 and into early 2009. But by the beginning of the report period, equity markets had fallen so far that investors were beginning to look for investment opportunities that the low prices presented. April and May of 2009 provided the strongest returns, as fears of a global depression began to give way to hopes for an economic recovery. While the timing and influence of the impacts of economic stimulus packages remained a topic of debate, most commentators agreed that initiatives like “Cash for Clunkers” in the U.S. and significant support for the banking system in Europe helped stabilize the global economy. Additionally, the debt levels of many non-U.S. economies were below those in the U.S., making a global recovery easier to sustain.

Problems remain, of course, and among them was a continuous rise in the U.S. unemployment rate, to 9.8% by the end of September. Cutbacks by U.S. consumers also continued early in the period, as even employed Americans feared losing their jobs. Roughly 65% of the U.S. economy, and a sizable influence around the globe, U.S. personal consumption has fallen to levels last seen in 2005. And the equity markets took note of this pullback, responding positively when it appeared that the consumption levels had stopped falling. Another notable factor was the increase in prices for industrial metals, such as nickel and copper, which as a group were up 47% during the period, indicating that commodity markets expected greater demand for these basic materials across the global economy.

From a global sector perspective, cyclical stocks led the more defensive groups during the period. Financial stocks were up more than 75% on average during the period, as investors looked for bargains in this beaten-down area. Materials stocks, up nearly 55%, and Industrials stocks, up about 50%, also did particularly well. Along with Financials and Consumer Discretionary stocks, up about 46%, the Materials and Industrials Sectors are widely considered to be more cyclical in nature, meaning the stocks in these groups tend to be more sensitive to the levels of global economic activity. Defensive groups such as Health Care (up 24%), Telecomm Service and Utilities (both up about 28%) performed well by any absolute measure but underperformed their more cyclical counterparts. Interestingly, the Energy Sector, one of the leaders during the strong equity markets leading up the global downturn, performed more in line with the defensive groups, gaining about 34%. Energy prices across the global commodity markets were up about 19% during the period, helping to support the stocks in the sector.

Among major developed economies, the best performers such as Spain and Australia gained more than 70% during the period. Many of the major European markets, such as the United Kingdom, Germany and France, were up around 50%. Japan and the U.S. were the relative laggards among major economies, both gaining more than 30%. The best equity markets for the period were generally emerging, with Brazil and Russia both returning more than 70% and some countries with smaller economies like Turkey and Indonesia gaining over 100%. China, up about 45%, was a relative underperformer among emerging markets countries.

The U.S. dollar lost more than 10% versus a basket of major currencies during the period, which enhanced the investment gains in non-U.S. markets for dollar-based investors. The dollar’s drop also impacted commodity prices, and most commodity indexes were up more than 20% for the six-month period. Crude oil gained about 25% for the period. Metals and agricultural prices also increased, partially in response to expectations of growing demand around the globe as the economic recovery takes hold.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus Mondrian Institutional Funds 3

Laudus Mondrian Institutional Emerging Markets Fund

Laudus Mondrian Institutional Emerging Markets Fund returned 57.17% during the period, underperforming the benchmark MSCI Emerging Markets Index (Net), which returned 62.90%. For the entire period, index returns were positive across all regions. The fund underperformed the benchmark primarily as a result of the more defensively oriented stock selection.

On a sector specific level, returns in the MSCI Emerging Markets Index were most positive in Consumer Discretionary (particularly Autos), Financials and Materials as the more cyclical sectors bounced off their lows once it became apparent that the global economy was on a path to recovery. More defensive sectors such as telecommunications, utilities and healthcare, while all producing substantial positive returns, underperformed the benchmark. The fund has a large weighting in telecommunications which held back returns. Currency movements increased U.S. dollar returns as most emerging market currencies appreciated relative to the U.S. dollar.

The fund’s general investment strategy continued to be driven by several consistent factors implemented by the Mondrian portfolio management team, with an overriding emphasis on value stocks. The main changes in asset allocation during the period were reducing certain cyclical stocks in the energy, financial and industrial sectors given their outperformance, and investing the proceeds in more typically defensive areas such as consumer staples, utilities and telecommunications. From a market perspective, the position in the Czech Republic was increased after the extreme weakness during the first quarter of the year presented an excellent buying opportunity; while the Mexican market was reduced to underweight.

The emerging markets asset class experienced two of the strongest quarters on record as policy stimulus around the world began to have the desired effects. As risk aversion decreased and liquidity started flowing more readily, global economic activity improved off a low base after significant inventory de-stocking in the previous six months. Emerging Markets benefited in particular as a result of the Chinese fiscal stimulus plan and the knock-on effect this had on the commodity sectors, especially materials. In addition, the weak U.S. dollar was favorable for the asset class. In Mondrian’s view, as a result of the sharp rally, certain segments of the asset class are no longer looking particularly cheap, hence the move into more defensive sectors.

As of 9/30/09:
 Fund Characteristics

Number of Companies[1]	40
Weighted Average Market

Cap ($ x 1,000,000)	$32,190
Price/Earnings Ratio

(P/E)	12.76

Price/Book Ratio (P/B)	1.94
Portfolio Turnover

(One year trailing)	53%

 Fund Overview

Fund

Initial Investment	$1,000,000
Inception Date	4/24/2008
Total Net Assets ($ x 1,000)	$2,507
Ticker Symbol	LIEMX
Cusip	51855H101
NAV	$8.22

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

4 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional Emerging Markets Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

April 24, 2008 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Laudus Mondrian Institutional Emerging Markets Fund (4/24/08)	57.17%	17.30%	-11.60%
Benchmark: MSCI Emerging Markets Index (Net)*	62.90%	19.07%	-14.34%

Fund Expense Ratios2: Net 1.27%; Gross 7.22%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the Fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/19. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the financial highlights section in the Financial Statements.

Laudus Mondrian Institutional Funds 5

 Laudus Mondrian Institutional Emerging Markets Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

China	19.1%

Taiwan	14.5%

Brazil	11.4%

Republic of Korea	9.6%

Russia	7.3%

Turkey	5.4%

Czech Republic	4.9%

Egypt	4.2%

Thailand	2.7%

South Africa	2.5%

India	2.5%

Chile	2.5%

Philippines	2.4%

Other Countries	11.0%

Total	100.0%

 Sector Weightings % of Investments1

Financials	21.6%

Telecommunication Services	20.9%

Energy	16.6%

Information Technology	14.8%

Industrials	7.9%

Utilities	6.8%

Consumer Staples	5.6%

Consumer Discretionary	3.8%

Materials	2.0%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%

China Construction Bank Corp., Class H	3.9%

KT&G Corp.	3.6%

Turkcell Iletisim Hizmetleri A/S	3.4%

Industrial & Commercial Bank of China Ltd., Class H	3.3%

Redecard S.A.	3.1%

Chunghwa Telecom Co., Ltd. ADR	3.0%

LUKOIL ADR	2.8%

PTT Public Co., Ltd.	2.7%

Komercni Banka A/S	2.7%

Total	32.9%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Laudus Mondrian Institutional Funds

Laudus Mondrian Institutional International Equity Fund

The Laudus Mondrian Institutional International Equity Fund returned 41.37% for the period, underperforming the benchmark MSCI EAFE Index (Net), which returned 49.85%. After an inauspicious start to the year, equity markets rebounded strongly in this period, supported by signs of stabilization in some economic indicators and a number of important economies—including Japan, Germany and France—were reported to have emerged from recession, despite a drag from inventories. The MSCI EAFE index registered its biggest six month gain in over 20 years.

In developed Europe, Greece had the best performing equity market, up over 80% during the time period. The Greek equity market is heavily weighted towards financial stocks, which performed strongly. The U.K. equity market rose 50%. Many U.K. economic indicators improved, but Standard & Poor’s downgraded the outlook on the U.K.’s AAA sovereign debt rating, underlining the heavy toll exacted by the crisis on the country’s public finances. Also, the Bank of England surprised market observers by expanding its quantitative easing program. Ireland had the worst performing equity market in the EAFE index, up 27%. During the time period, the Irish government implemented a range of fiscal austerity measures, including income tax hikes. In the Asia-Pacific region, an improvement in the external environment, and in particular a stronger growth trajectory in China, helped the equity markets in Singapore and Hong Kong to surge higher, up 74% and 55% respectively. Australia had the best performing equity market, up 71% as economic growth accelerated unexpectedly. The New Zealand equity market also performed strongly, rising about 55%. This performance was supported by currency strength, prompting some prominent exporters to call for exchange rate intervention. Japan had by far the worst performing major equity market in the index, up only 31%. Equity capital raisings and uncertainty surrounding the policies of the new Democratic Party of Japan (DPJ) administration contributed to lower returns.

As financial market stresses continued to abate, financial stocks generated the highest return, up about 80%. The banking sector has risen about 150% since the EAFE index troughed earlier this year, significantly outpacing the broader benchmark. While this is largely justified by the improvement in the economic outlook and increased confidence in the industry, there remains substantial uncertainty over future growth and profitability as the private sector looks to pay down debt and regulation becomes more onerous. The industrial sector gained 52%, as stronger economic data and the prospect of higher utilization rates raised the outlook for business investment. Strong financial results from telecom operators in the second quarter, followed by the announcement of a joint venture between France Télécom and Deutsche Telekom in the U.K., helped to lift the telecommunication services sector about 34%. The consumer discretionary sector increased about 45%, despite a weaker performance from the automobiles and components sub-sector. Investors fretted about the sensitivity of new car sales to the withdrawal of government-financed buyer incentives. The energy sector generated one of the weakest returns, up about 33%. Despite stronger economic news-flow, the price of crude oil failed to rally, partly reflecting concerns surrounding inventory levels.

Despite strong absolute returns, the fund lagged the index over the six month period. The traditionally more defensive holdings in the consumer staples sector such as, Carrefour, Seven & i Holdings and Kao Corporation suffered, mainly due to weaker consumer demand in their respective markets. Stock selection in Japan, Hong Kong, The Netherlands and France held back returns. This was partly explained by sector allocation, in particular the overweight position in the telecommunication services sector and the underweight position in the financial sector. Despite the fund’s underweight exposure to the financials sector, stock selection within the financials exposure was a significantly positive contributor to returns. In particular, the financial holdings of Aviva (up about 130%), National Australia Bank (up about 100%), and Banco Santander (up about 140%) all performed strongly during the time period.

As of 9/30/09:
 Fund Characteristics

Number of Companies[1]	38
Weighted Average Market

Cap ($ x 1,000,000)	$62,939
Price/Earnings Ratio

(P/E)	14.02

Price/Book Ratio (P/B)	1.62
Portfolio Turnover

(One year trailing)	13%

 Fund Overview

Fund

Initial Investment	$1,000,000
Inception Date	4/24/2008
Total Net Assets ($ x 1,000)	$14,727
Ticker Symbol	LIIEX
Cusip	51855H200
NAV	$7.62

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

Laudus Mondrian Institutional Funds 7

 Laudus Mondrian Institutional International Equity Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

April 24, 2008 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Laudus Mondrian Institutional International Equity Fund (4/24/08)	41.37%	-1.66%	-15.65%
Benchmark: MSCI EAFE Index®(Net)*	49.85%	3.23%	-16.56%

Fund Expense Ratios2: Net 0.90%; Gross 3.70%

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the Fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/19. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the financial highlights section in the Financial Statements.

8 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional International Equity Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

Japan	20.4%

United Kingdom	19.9%

France	15.7%

Australia	9.2%

Spain	8.3%

Singapore	6.3%

Switzerland	4.7%

Germany	4.7%

Taiwan	2.7%

Other Countries	8.1%

Total	100.0%

 Sector Weightings % of Investments1

Financials	19.3%

Telecommunication Services	17.5%

Consumer Staples	16.2%

Energy	11.6%

Health Care	11.5%

Utilities	8.2%

Information Technology	6.8%

Consumer Discretionary	4.7%

Industrials	3.3%

Materials	0.9%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Unilever plc	4.5%

CANON, Inc.	4.1%

Novartis AG - Reg’d	4.0%

GlaxoSmithKline plc	4.0%

BP plc	3.9%

Royal Dutch Shell plc, Class A	3.8%

Total S.A.	3.7%

RWE AG	3.4%

Telstra Corp., Ltd.	3.4%

Kao Corp.	3.4%

Total	38.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Institutional Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for period beginning April 1, 2009 and held through September 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/09	at 9/30/09	4/1/09–9/30/09

Laudus Mondrian Institutional Emerging Markets Fund
Actual Return	1.27%	$1,000	$1,571.70	$8.19
Hypothetical 5% Return	1.27%	$1,000	$1,018.70	$6.43

Laudus Mondrian Institutional International Equity Fund
Actual Return	0.90%	$1,000	$1,413.70	$5.45
Hypothetical 5% Return	0.90%	$1,000	$1,020.56	$4.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

10 Laudus Mondrian Institutional Funds

Laudus Mondrian Institutional Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/09–		4/25/08[1]–
	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.23		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.14
Net realized and unrealized gains (losses)	2.82		(4.81)

Total from investment operations	2.99		(4.67)
Less distributions:
Distributions from net investment income	—		(0.10)

Net asset value at end of period	8.22		5.23

Total return (%)	57.17	[2]	(46.71)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.27	[3]	1.25	[3,4]
Gross operating expenses	8.51	[3]	7.22	[3]
Net investment income (loss)	4.95	[3]	2.10	[3]
Portfolio turnover rate	26	[2]	64	[2]
Net assets, end of period ($ x 1,000)	2,507		1,593

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.27%, if certain credits had not been included.

See financial notes 11

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

90.4%		Common Stock	2,285,673	2,266,328
8.0%		Preferred Stock	236,899	202,090
2.3%		Other Investment Company	57,160	57,160

100.7%		Total Investments	2,579,732	2,525,578
(0	.7)%	Other Assets and Liabilities, Net		(18,653)

100.0%		Net Assets		2,506,925

	Number	Value
Security	of Shares	($)

Common Stock 90.4% of net assets

Brazil 7.3%

Software & Services 3.1%
Redecard S.A.	5,100	78,446

Transportation 2.2%
Companhia de Concessoes Rodoviarias	3,200	54,748

Utilities 2.0%
CPFL Energia S.A. ADR	900	48,609

		181,803

Chile 2.5%

Utilities 2.5%
Enersis S.A. ADR	3,400	62,730

China 19.3%

Banks 7.2%
China Construction Bank Corp., Class H	122,000	97,044
Industrial & Commercial Bank of China Ltd., Class H	110,000	82,498

		179,542

Capital Goods 2.0%
Beijing Enterprises Holdings Ltd.	9,500	50,233

Energy 2.1%
China Shenhua Energy Co., Ltd., Class H	12,000	52,013

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	8,000	48,290

Telecommunication Services 2.5%
China Mobile Ltd.	6,500	63,663

Transportation 3.6%
China Merchants Holdings International Co., Ltd.	14,000	46,163
China Shipping Development Co., Ltd., Class H	34,000	42,681

		88,844

		482,585

Columbia 2.4%

Banks 2.4%
Bancolombia S.A. ADR	1,400	60,102

Czech Republic 4.9%

Banks 2.7%
Komercni Banka A/S	338	67,677

Utilities 2.2%
CEZ A/S	1,040	55,847

		123,524

Egypt 4.3%

Telecommunication Services 4.3%
Orascom Telecom Holding S.A.E. - Reg’d GDR	1,515	47,260
Telecom Egypt	18,238	59,428

		106,688

India 2.5%

Telecommunication Services 2.5%
Bharti Airtel Ltd.	7,268	63,048

Kazahkstan 2.1%

Energy 2.1%
KazMunaiGas Exploration Production GDR	2,362	52,862

Mexico 1.9%

Media 1.9%
Grupo Televisa S.A. ADR	2,600	48,334

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	1,200	61,680

Poland 2.3%

Banks 2.3%
Bank Pekao S.A. *	1,100	58,751

Republic of Korea 5.8%

Banks 2.2%
KB Financial Group, Inc. ADR *	1,077	55,433

12 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 3.6%
KT&G Corp.	1,500	90,876

		146,309

Russia 7.4%

Energy 4.9%
Gazprom ADR	2,200	51,150
LUKOIL ADR	1,300	70,460

		121,610

Telecommunication Services 2.5%
Mobile TeleSystems ADR	1,300	62,751

		184,361

South Africa 2.5%

Energy 2.5%
Sasol	1,683	63,762

Taiwan 14.6%

Banks 2.2%
Chinatrust Financial Holding Co., Ltd.	85,991	55,502

Semiconductors & Semiconductor Equipment 6.4%
MediaTek, Inc.	3,056	50,794
Taiwan Semiconductor Manufacturing Co., Ltd.	55,224	109,288

		160,082

Technology Hardware & Equipment 3.0%
Asustek Computer, Inc.	22,044	37,705
Asustek Computer, Inc. - Reg’d GDR	4,407	37,834

		75,539

Telecommunication Services 3.0%
Chunghwa Telecom Co., Ltd. ADR	4,107	74,091

		365,214

Thailand 2.7%

Energy 2.7%
PTT Public Co., Ltd.	8,700	68,225

Turkey 5.4%

Energy 2.1%
Tupras-Turkiye Petrol Rafinerileri A/S	3,134	52,390

Telecommunication Services 3.3%
Turkcell Iletisim Hizmetleri A/S	11,739	83,960

		136,350

Total Common Stock (Cost $2,285,673)		2,266,328

Preferred Stock 8.0% of net assets

Brazil 4.2%

Banks 2.2%
Itausa - Investimentos Itau S.A.	9,274	56,117

Materials 2.0%
Vale S.A. ADR	2,400	49,224

		105,341

Republic of Korea 3.8%

Automobiles & Components 1.8%
Hyundai Motor Co.	1,300	44,972

Semiconductors & Semiconductor Equipment 2.0%
Samsung Electronics Co., Ltd.	124	51,777

		96,749

Total Preferred Stock (Cost $236,899)		202,090

Other Investment Company 2.3% of net assets

United States 2.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	57,160	57,160

Total Other Investment Company (Cost $57,160)		57,160

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $2,579,737 and the unrealized appreciation and depreciation were $273,880 and ($328,039), respectively, with a net unrealized depreciation of ($54,159).

At 09/30/09, the values of certain foreign securities held by the fund aggregating $1,475,622 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.
Ï

*	Non-income producing security.

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
Reg’d	— Registered

See financial notes 13

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $2,579,732)		$2,525,578
Foreign currency, at value (cost $4,175)		4,200
Receivables:
Dividends		5,785
Due from investment adviser		1,277
Interest		15
Prepaid expenses	+	260

Total assets		2,537,115

Liabilities
Accrued expenses		30,190

Total liabilities		30,190

Net Assets
Total assets		2,537,115
Total liabilities	—	30,190

Net assets		$2,506,925
Net Assets by Source
Capital received from investors		3,027,755
Net investment income not yet distributed		57,363
Net realized capital losses		(524,095)
Net unrealized capital losses		(54,098)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,506,925		305,070		$8.22

14 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $4,586)		$66,535
Interest	+	96

Total Investment Income		66,631

Expenses
Investment adviser fees		10,719
Professional fees		27,220
Accounting and administration fees		22,520
Registration fees		11,253
Custodian fees		3,883
Transfer agent fees		3,820
Trustees’ fees		3,212
Shareholder reports		3,117
Interest expense		3
Other expenses	+	5,450

Total expenses		91,197
Expense reduction by adviser	—	77,581

Net expenses		13,616

Realized and Unrealized Gains and Losses
Net realized losses on investments		(161,510)
Net realized losses on foreign currency transactions	+	(172)

Net realized losses		(161,682)
Net unrealized gains on investments		1,020,321
Net unrealized losses on foreign currency translations	+	(133)

Net unrealized gains		1,020,188

Increase (Decrease) in Net Assets from Operations
Total investment income		66,631
Net expenses	—	13,616

Net investment income		53,015
Net realized losses		(161,682)
Net unrealized gains	+	1,020,188

Increase in net assets from operations		$911,521

See financial notes 15

 Laudus Mondrian Institutional Emerging Markets Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/25/08*-3/31/09
Net investment income		$53,015	$41,024
Net realized losses		(161,682)	(368,789)
Net unrealized gains (losses)	+	1,020,188	(1,074,286)

Increase (Decrease) in net assets from operations		911,521	(1,402,051)

Distributions to Shareholders
Distributions from net investment income		$—	$30,300

Transactions in Fund Shares

		4/1/09-9/30/09		4/25/08*-3/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		256	$2,000	300,000	$3,000,000
Shares reinvested	+	—	—	4,814	25,755

Net transactions in fund shares		256	$2,000	304,814	$3,025,755

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/25/08*-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		304,814	$1,593,404	—	$—
Total increase	+	256	913,521	304,814	1,593,404

End of period		305,070	$2,506,925	304,814	$1,593,404

Net investment income not yet distributed			$57,363		$4,348

*	Commencement of operations.

16 See financial notes

Laudus Mondrian Institutional International Equity Fund

Financial Statements

Financial Highlights

	4/1/09–		4/25/08[1]–
	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.39		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16
Net realized and unrealized gains (losses)	2.11		(4.59)

Total from investment operations	2.23		(4.43)
Less distributions:
Distributions from net investment income	—		(0.17)
Distributions from net realized gains	—		(0.01)

Total distributions	—		(0.18)

Net asset value at end of period	7.62		5.39

Total return (%)	41.37	[2]	(44.63)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.90	[3]	0.90 [3]
Gross operating expenses	2.44	[3]	3.70 [3]
Net investment income (loss)	4.47	[3]	3.32 [3]
Portfolio turnover rate	8	[2]	7 [2]
Net assets, end of period ($ x 1,000)	14,727		8,153

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 17

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Common Stock	13,287,293	14,390,043
—%	Rights	—	—
1.8%	Other Investment Company	262,285	262,285

99.5%	Total Investments	13,549,578	14,652,328
0.5%	Other Assets and Liabilities, Net		74,178

100.0%	Net Assets		14,726,506

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Australia 9.2%

Banks 2.2%
National Australia Bank Ltd.	11,840	320,396

Food & Staples Retailing 2.9%
Wesfarmers Ltd.	18,320	426,934

Insurance 0.7%
QBE Insurance Group Ltd.	4,721	99,820

Telecommunication Services 3.4%
Telstra Corp., Ltd.	174,219	501,743

		1,348,893

Finland 0.9%

Materials 0.9%
UPM-Kymmene Oyj	11,038	132,749

France 15.6%

Banks 2.4%
Societe Generale	4,415	357,115

Capital Goods 3.2%
Compagnie de Saint-Gobain	8,943	467,313

Energy 3.6%
Total S.A.	9,051	537,988

Food & Staples Retailing 3.2%
Carrefour S.A.	10,352	471,276

Telecommunication Services 3.2%
France Telecom S.A.	17,488	466,351

		2,300,043

Germany 4.7%

Telecommunication Services 1.2%
Deutsche Telekom AG - Reg’d	13,181	179,884

Utilities 3.5%
RWE AG	5,448	505,330

		685,214

Hong Kong 1.3%

Utilities 1.3%
Hongkong Electric Holdings Ltd.	34,500	189,039

Italy 2.3%

Banks 2.3%
Intesa Sanpaolo *	74,995	332,744

Japan 20.3%

Automobiles & Components 2.8%
Toyota Motor Corp.	10,200	405,659

Food & Staples Retailing 1.8%
Seven & i Holdings Co., Ltd.	11,200	267,312

Household & Personal Products 3.3%
Kao Corp.	20,000	493,845

Insurance 2.3%
Tokio Marine Holdings, Inc.	11,700	337,111

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Takeda Pharmaceutical Co., Ltd.	11,600	482,516

Technology Hardware & Equipment 4.0%
Canon, Inc.	14,900	596,990

Telecommunication Services 2.8%
KDDI Corp.	73	410,700

		2,994,133

Netherlands 1.8%

Media 1.8%
Reed Elsevier N.V.	23,751	269,723

Singapore 6.2%

Banks 4.5%
Oversea-Chinese Banking Corp., Ltd.	73,913	409,951
United Overseas Bank Ltd.	21,000	249,053

		659,004

Telecommunication Services 1.7%
Singapore Telecommunications Ltd.	112,000	257,367

		916,371

Spain 8.3%

Banks 1.8%
Banco Santander S.A.	16,833	271,927

Telecommunication Services 3.2%
Telefonica S.A.	16,986	469,951

18 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.3%
Iberdrola S.A.	48,849	480,567

		1,222,445

Switzerland 4.7%

Insurance 0.7%
Zurich Financial Services AG	413	98,478

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Novartis AG - Reg’d	11,850	595,234

		693,712

Taiwan 2.6%

Semiconductors & Semiconductor Equipment 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	195,839	387,565

United Kingdom 19.8%

Energy 7.7%
BP plc	64,199	568,719
Royal Dutch Shell plc, A Share	19,704	564,299

		1,133,018

Food, Beverage & Tobacco 4.5%
Unilever plc	23,363	667,570

Insurance 2.1%
Aviva plc	42,488	305,443

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
GlaxoSmithKline plc	29,577	583,167

Telecommunication Services 1.5%
Vodafone Group plc	101,589	228,214

		2,917,412

Total Common Stock (Cost $13,287,293)		14,390,043

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	7,550	—

Total Rights (Cost $—)		—

Other Investment Company 1.8% of net assets

United States 1.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	262,285	262,285

Total Other Investment Company (Cost $262,285)		262,285

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $13,593,501 and the unrealized appreciation and depreciation were $1,329,935 and ($271,108), respectively, with a net unrealized appreciation of $1,058,827.

At 09/30/09, the values of certain foreign securities held by the fund aggregating $13,984,384 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d	— Registered

See financial notes 19

 Laudus Mondrian Institutional International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $13,549,578)		$14,652,328
Foreign currency, at value (cost $40,426)		40,832
Receivables:
Dividends		57,133
Foreign tax reclaims		4,219
Due from investment adviser		594
Interest		80
Prepaid expenses	+	1,287

Total assets		14,756,473

Liabilities
Accrued expenses		29,967

Total liabilities		29,967

Net Assets
Total assets		14,756,473
Total liabilities	—	29,967

Net assets		$14,726,506
Net Assets by Source
Capital received from investors		14,124,923
Net investment income not yet distributed		291,416
Net realized capital losses		(793,719)
Net unrealized capital gains		1,103,886

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,726,506		1,933,639		$7.62

20 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $27,645)		$296,164
Interest	+	525

Total Investment Income		296,689

Expenses
Investment adviser fees		41,446
Professional fees		27,541
Accounting and administration fees		23,533
Shareholder reports		14,986
Registration fees		10,073
Trustees’ fees		6,503
Transfer agent fees		3,859
Custodian fees		3,057
Interest expense		8
Other expenses	+	3,717

Total expenses		134,723
Expense reduction by adviser	—	84,980

Net expenses		49,743

Realized and Unrealized Gains and Losses
Net realized losses on investments		(255,329)
Net realized losses on foreign currency transactions	+	(4,955)

Net realized losses		(260,284)
Net unrealized gains on investments		3,586,298
Net unrealized gains on foreign currency translations	+	722

Net unrealized gains		3,587,020

Increase (Decrease) in Net Assets from Operations
Total investment income		296,689
Net expenses	—	49,743

Net investment income		246,946
Net realized losses		(260,284)
Net unrealized gains	+	3,587,020

Increase in net assets from operations		$3,573,682

See financial notes 21

 Laudus Mondrian Institutional International Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/25/08*-3/31/09
Net investment income		$246,946	$144,145
Net realized losses		(260,284)	(458,834)
Net unrealized gains (losses)	+	3,587,020	(2,483,134)

Increase (Decrease) in net assets from operations		3,573,682	(2,797,823)

Distributions to Shareholders
Distributions from net investment income		—	167,551
Distributions from net realized gains	+	—	6,725

Total distributions		$—	$174,276

Transactions in Fund Shares

		4/1/09-9/30/09		4/25/08*-3/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		421,065	$3,000,000	1,487,557	$10,958,809
Shares reinvested	+	—	—	25,017	166,114

Net transactions in fund shares		421,065	$3,000,000	1,512,574	$11,124,923

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/25/08*-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,512,574	$8,152,824	—	$—
Total increase	+	421,065	6,573,682	1,512,574	8,152,824

End of period		1,933,639	$14,726,506	1,512,574	$8,152,824

Net investment income not yet distributed			$291,416		$44,470

*	Commencement of operations.

22 See financial notes

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Institutional Funds in this report is a series of Laudus Institutional Trust (the “Trust”), an open- end management investment company. The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the Funds in the Trust:

Laudus Mondrian Institutional Emerging Markets Fund Laudus Mondrian Institutional International Equity Fund

The Laudus Mondrian Institutional Emerging Markets Fund and the Laudus Mondrian Institutional International Equity Fund commenced operations on April 25, 2008. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares.

Each Fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each Fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the Funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market value adjusted for changes in value that may occur between the close of foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Futures and forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those Funds in accordance with the 1940 Act for a given day.

The Funds’ Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements.

In addition, the Funds adopted the disclosures for determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. These disclosures provide additional guidance for estimating fair value in accordance with the fair value measurements when the volume and level of activity for the asset or liability have significantly decreased.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Various inputs are used in determining the value of the Funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

Laudus Mondrian Institutional Emerging Markets Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$—	$1,341,168	$—	$1,341,168
Brazil — (a)	181,803	—	—	181,803
Chile — (a)	62,730	—	—	62,730
Columbia — (a)	60,102	—	—	60,102
Kazahkstan — (a)	52,862	—	—	52,862
Mexico — (a)	48,334	—	—	48,334
Philippines — (a)	61,680	—	—	61,680
Republic of Korea — (a)	55,433	—	—	55,433
Russia — (a)	184,361	—	—	184,361
Taiwan
Technology Hardware & Equipment	37,834	37,705	—	75,539
Telecommunication Services	74,091	—	—	74,091
Thailand — (a)	68,225	—	—	68,225
Preferred Stock
Brazil — (a)	105,341	—	—	105,341
Republic of Korea — (a)	—	96,749	—	96,749
Other Investment Company — (a)	57,160	—	—	57,160

Total	$1,049,956	$1,475,622	$—	$2,525,578

Laudus Mondrian Institutional International Equity Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$—	$13,984,384	$—	$13,984,384
Japan — (a)	405,659	—	—	405,659
Other Investment Company — (a)	262,285	—	—	262,285

Total	$667,944	$13,984,384	$—	$14,652,328

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

(b) Portfolio Investments:

Delayed-Delivery: The Funds may buy securities on a delayed-delivery basis. In these transactions, a Fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the Funds could end up paying more for the security than its market value at the time of settlement. The Funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Derivatives: The Funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a Fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a Fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a Fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

The Funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the Funds’ financial statements. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the Funds could sustain a loss.

Repurchase Agreements: The Funds may enter into repurchase agreement. In a repurchase agreement, a Fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Funds’ repurchase agreements are fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the Funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a Fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A Fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the Funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a Fund or a class within the trust are charged directly to that Fund or class. Expenses that are common to all Funds within the trust generally are allocated among the Funds in proportion to their average daily net assets.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The Funds make distributions from net investment income and net realized capital gains once a year, if any.

(g) Custody Credit:

Certain Funds have an arrangement with their custodian bank, State Street Corp., under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the Funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a Fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

(k) Codification and Hierarchy of Generally Accepted Accounting Principles:

As of September 30, 2009, the Funds adopted the Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of the Hierarchy of Generally Accepted Accounting Principles and establishes the “Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. The Codification and the Hierarchy of Generally Accepted Accounting Principles is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification should supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification become nonauthoritative. The adoption of the Codification does not have a significant impact on the Fund’s financial statements.

3. Risk factors:

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below:

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of mid- or small-size companies, for instance — the Fund’s performance also will lag those investments.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

3. Risk factors (continued):

Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A Fund with foreign investments may also experience more rapid or extreme changes in value than a Fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in the Funds.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the Trust and the Funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “Investment Adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds’ investment adviser pursuant to Management Contracts (“Advisory Agreement”) between it and the Trust. Mondrian Investment Partners Limited (“Mondrian”), the Funds’ sub-adviser, provides day-to-day portfolio management services to the Funds, subject to the supervision of CSIM.

For its advisory services to each Fund, CSIM is entitled to receive an annual fee payable monthly base on the Funds’ average daily net assets described as follows.

Agreement Rate

Laudus Mondrian Institutional Emerging Markets Fund	1.00%
Laudus Mondrian Institutional International Equity Fund	0.75%

CSIM (not the Funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2019, to waive a portion of its management fee and bear certain expenses of each Fund. As such, CSIM further agrees to reimburse the Funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business as follows:

Laudus Mondrian Institutional Emerging Markets Fund	1.27%
Laudus Mondrian Institutional International Equity Fund	0.90%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the Funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2009, the balance of recoupable expenses is as follows:

	Laudus Mondrian	Laudus Mondrian
	Institutional Emerging	Institutional International
Expires	Markets Fund	Equity Fund

2011	$116,184	$121,486
2012	77,581	84,980

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

5. Board of Trustees

Trustees may include people who are officers and/or directors of other fund families managed by the investment adviser. Federal securities law limits the percentage of the “interested persons” who may serve on a trust’s board, and the Laudus Funds are in compliance with these limitations. The Funds did not pay any of these persons for their service as trustees, but did pay non-interested persons (Independent Trustees), as noted in each Fund’s Statement of Operations.

Until September 2006, a Retirement plan existed for the Independent Trustees. After the termination of the Retirement Plan, the previously accrued and unpaid benefits continue to be adjusted by performance of the Funds. As a result, the amount of the Retirement Payable to any Independent Trustee may increase or decrease based on the performance of the Funds.

6. Borrowing from Banks:

The Laudus Mondrian Institutional Emerging Markets Fund and the Laudus Mondrian Institutional International Equity Fund have access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Corporation. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the Funds during the period. However, the Funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended September 30, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases	Sales

Laudus Mondrian Institutional Emerging Markets Fund	$602,949	$543,283
Laudus Mondrian Institutional International Equity Fund	4,884,177	901,974

8. Redemption Fee:

The Funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. There were no redemption fees charged during the current report period.

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2009, the Funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Laudus Mondrian	Laudus Mondrian
	Institutional Emerging	Institutional International
Expiration Date	Markets Fund	Equity Fund

March 31, 2017	$108,655	$—

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2009, the Funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Laudus Mondrian	Laudus Mondrian
	Institutional Emerging	Institutional International
	Markets Fund	Equity Fund

Capital losses deferred	$250,465	$516,538
Capital losses utilized	$—	$—

As of March 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2009, the Funds did not incur any interest or penalties.

10. Subsequent Events:

As of November 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions has occurred that would have materially impacted the financial statements as presented.

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreement, collectively, the “Agreements”) with respect to certain funds in the Trust, including Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Institutional International Equity Fund, (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at a meeting held on September 17, 2009, and approved the renewal of the Agreements for an additional one year term. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund, whether, irrespective of relative performance, Mondrian’s absolute performance was consistent with expectations for its unique fundamental value style and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM currently commits resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered existing contractual investment advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels, and Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Institutional Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of September 30, 2009, the Fund Complex included 81 funds.

At a meeting of the Board held on September 28-29, 2006, the Trustees voted to adopt a retirement policy for all independent trustees that requires an independent trustee to retire no later than December 31st of the year in which he or she reaches age seventy-two. At a meeting of the Board held on September 17, 2009, the Trustees voted to amend the retirement policy for all independent trustees to require that an independent trustee retire no later than December 31st of the year during which he or she reaches seventy-two years of age, or his or her twentieth year of service as independent trustee of the Laudus Funds, whichever comes first. In addition, the Laudus Funds retirement policy requires any independent trustee of the Funds who also serves as an independent trustee of the Schwab Funds to retire from the Board of the Laudus Funds upon their required retirement date from either the Boards of the Schwab Funds or the Laudus Funds, whichever comes first.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

 Independent Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in
(Term of Office, and	Principal Occupation(s)	Fund Complex
Length of Time Served2)	During the Past Five Years	Overseen	Other Directorships Held by Trustee

Mariann Byerwalter[3] 1960 (1/04-present)	Chairman of JDN Corporate Advisory LLC.	81	Board 1—Director, Redwood Trust, Inc. (mortgage finance).

William A. Hasler[3] 1941 (1/04-present)	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1—Director, Mission West Properties (commercial real estate).
Board 2—Director, TOUSA (home building).
Board 3—Director, Harris-Stratex Networks (a network equipment corporation).
Board 4—Director, Globalstar, Inc. (telecommunications) .
			Board 5—Director, Ditech Networks (voice communication technology).

Nils H. Hakansson[3] 1937 (3/90-present)	Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business, University of California, Berkeley (since 2003). Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	15	None

 Interested Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in Fund
(Term of Office,and	Principal Occupation(s)	Complex Overseen
Length of Time Served2)	During the Past Five Years	by the Trustee	Other Directorships Held by Trustee

Randall W. Merk 1954 Trustee (6/06-present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co. Inc.; Executive Vice President, Charles Schwab & Co. Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. and Schwab Funds (2007-present); President and Chief Executive Officer, Schwab ETFs; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	15	None

 Officers

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Jeffrey Mortimer 1963 (3/08-present, President and CEO) (6/04-present, CIO)	President, Chief Executive Officer, and Chief Investment Officer	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc., Schwab Funds and Schwab ETFs. Prior to May 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

George Pereira 1964 (6/06-present)	Treasurer and Chief Financial Officer	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Treasurer and Principal Financial Officer, Schwab Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Ltd. Through June 2007, Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc., and Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Trust Inc.; From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Catherine MacGregor 1964 (12/05-present)	Chief Legal Officer, Vice President and Clerk	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds and Schwab ETFs; until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Daniel Kern 1961 (3/05-present)	Vice President	Vice President, Investment Management Services. Until September 2005, Assistant Treasurer, Laudus Trust and Laudus Variable Insurance Trust. Until December 2004, Vice President, Internal Audit, Charles Schwab Corporation.

 Officers (continued)

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Michael Haydel 1972 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	The mailing address of each of the Trustees is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[2]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed.
[3]	Member of the Audit Committee.
[4]	The mailing address of each of the Officers is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[5]	There is no stated term of office for the officers of the Trust.

Glossary

90 Day T-bill is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

AAA Debt Rating is a grade given to high-quality investment grade bonds that indicates their credit quality. Private independent rating services such as Standard & Poor’s, Moody’s and Fitch provide these evaluations of a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion.

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

The Citigroup non-U.S. Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Modified Duration expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

The MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

The MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

The Russell 2500tm Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51735-00

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/	Jeffrey Mortimer

Jeffrey Mortimer President and Chief Executive Officer
Date: November 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Jeffrey Mortimer

Jeffrey Mortimer President and Chief Executive Officer
Date: November 12, 2009

By:	/s/	George Pereira

George Pereira Principal Financial Officer
Date: November 12, 2009